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                                              OMB Number:              3235-0578
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                                              hours per response           20.00
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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09221

            The Community Reinvestment Act Qualified Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                                1830 Main Street
                                    Suite 204
                                Weston, FL 33326
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-272-1977

Date of fiscal year end:  5/31

Date of reporting period: 8/31

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2005 (Unaudited)
Community Reinvestment Act Qualified Investment Fund

                                                    Principal
                                                     Amount            Value
                                                   ----------      ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 66.96%
FGLMC Single Family - 13.63%
  Pool A10358, 5.00%, 06/01/2033                  $ 1,390,519      $  1,384,557
  Pool A12765, 5.00%, 08/01/2033                    1,983,679         1,975,173
  Pool A15504, 5.00%, 10/01/2033                    1,047,872         1,043,379
  Pool A19041, 5.00%, 02/01/2034                    1,012,958         1,007,162
  Pool A20319, 5.00%, 03/01/2034                    1,230,023         1,222,986
  Pool A23251, 5.00%, 05/01/2034                    1,073,879         1,067,736
  Pool A30453, 5.00%, 12/01/2034                      917,527           912,278
  Pool A33164, 5.00%, 01/01/2035                    1,075,274         1,069,122
  Pool A34544, 5.00%, 04/01/2035                    3,197,676         3,176,338
  Pool A38831, 5.00%, 04/01/2035                    1,983,995         1,970,756
  Pool A45069, 5.00%, 05/01/2035                      997,957           991,298
  Pool A45529, 5.00%, 06/01/2035                    4,047,543         4,020,534
  Pool A46125, 5.00%, 07/01/2035                    4,165,800         4,138,002
  Pool A46739, 5.00%, 08/01/2035                    1,274,537         1,266,032
  Pool B31700, 5.00%, 07/01/2035                      862,462           856,706
  Pool A15506, 5.50%, 10/01/2033                    1,864,041         1,886,465
  Pool A16092, 5.50%, 11/01/2033                    1,530,612         1,549,025
  Pool A16466, 5.50%, 11/01/2033                    1,390,675         1,407,405
  Pool A17987, 5.50%, 01/01/2034                    1,597,153         1,615,317
  Pool A17988, 5.50%, 01/01/2034                    4,665,737         4,718,800
  Pool A18418, 5.50%, 01/01/2034                    1,751,451         1,771,370
  Pool A19042, 5.50%, 02/01/2034                    1,461,061         1,477,678
  Pool A19043, 5.50%, 02/01/2034                    2,300,932         2,327,100
  Pool A19762, 5.50%, 03/01/2034                    1,335,288         1,350,474
  Pool A23250, 5.50%, 05/01/2034                    1,193,369         1,206,941
  Pool A26091, 5.50%, 08/01/2034                    3,751,629         3,794,297
  Pool A28165, 5.50%, 10/01/2034                    2,162,975         2,187,574
  Pool A28167, 5.50%, 10/01/2034                    1,640,067         1,658,719
  Pool A30452, 5.50%, 12/01/2034                    1,722,280         1,741,867
  Pool A33163, 5.50%, 01/01/2035                    1,643,218         1,661,946
  Pool A34530, 5.50%, 04/01/2035                    1,400,849         1,416,814
  Pool A37281, 5.50%, 08/01/2035                      702,800           710,267
  Pool A37325, 5.50%, 08/01/2035                    1,128,570         1,140,561
  Pool A45404, 5.50%, 06/01/2035                    1,672,438         1,691,499
  Pool A46469, 5.50%, 07/01/2035                    1,028,251         1,039,970
  Pool A46750, 5.50%, 08/01/2035                    1,662,762         1,681,712
  Pool C72447, 5.50%, 10/01/2032                      815,211           825,212
  Pool C72676, 5.50%, 10/01/2032                      877,671           888,437
  Pool C72677, 5.50%, 11/01/2032                      960,488           972,270
  Pool C74225, 5.50%, 11/01/2032                      743,101           752,216
  Pool C75088, 5.50%, 12/01/2032                      682,990           691,369
  Pool C76060, 5.50%, 01/01/2033                    1,109,840         1,123,191
  Pool C77015, 5.50%, 02/01/2033                    1,470,316         1,488,004
  Pool C79010, 5.50%, 04/01/2033                    1,428,671         1,445,858
  Pool C79063, 5.50%, 04/01/2033                      943,061           954,406
  Pool C79557, 5.50%, 04/01/2033                      887,454           898,341
  Pool C79659, 5.50%, 05/01/2033                    1,850,982         1,873,249
  Pool A15513, 6.00%, 10/01/2033                      632,953           648,542
  Pool A26090, 6.00%, 08/01/2034                      826,979           846,725
  Pool B31165, 6.00%, 12/01/2031                      417,334           428,000
  Pool C61762, 6.00%, 12/01/2031                      196,868           201,899
  Pool C70994, 6.00%, 09/01/2032                      642,787           658,839
  Pool C72004, 6.00%, 09/01/2032                      465,677           477,306
  Pool C74224, 6.00%, 11/01/2032                      380,498           390,001
  Pool C74648, 6.00%, 11/01/2032                      518,773           531,728
  Pool C74651, 6.00%, 11/01/2032                       75,308            77,189
  Pool C75089, 6.00%, 12/01/2032                      455,241           466,610
  Pool C76059, 6.00%, 01/01/2033                      696,322           713,711
  Pool C77393, 6.00%, 02/01/2033                      639,169           654,911
  Pool B31166, 6.50%, 12/01/2031                      350,014           362,560
  Pool C38992, 6.50%, 12/01/2029                      387,166           401,793
  Pool C50755, 6.50%, 03/01/2031                      171,331           177,472
  Pool C54246, 6.50%, 07/01/2031                       86,333            89,428
  Pool C58863, 6.50%, 09/01/2031                      152,410           157,989
  Pool C59148, 6.50%, 10/01/2031                      217,432           225,226
  Pool C61764, 6.50%, 12/01/2031                      186,449           193,133
  Pool C63392, 6.50%, 01/01/2032                      184,073           190,582
  Pool C64625, 6.50%, 02/01/2032                      534,343           553,237
  Pool C65420, 6.50%, 03/01/2032                      252,681           261,616
  Pool C66762, 6.50%, 05/01/2032                      199,767           206,830
  Pool C66763, 6.50%, 05/01/2032                      755,331           782,039
  Pool C66830, 6.50%, 05/01/2032                      250,487           259,344
  Pool C68518, 6.50%, 06/01/2032                      418,083           432,866
  Pool C72446, 6.50%, 08/01/2032                      375,031           388,292
  Pool C41299, 7.50%, 08/01/2030                       99,085           105,260
                                                                   ------------
Total FGLMC Single Family                                            86,933,541
                                                                   ------------

FHA Project Loan - 1.47%
FHA Project Loan
  034-35271, 6.95%, 11/01/2025 (b)                    428,945           445,417
  034-35272, 6.95%, 11/01/2025 (b)                    424,380           440,676
  WM 2002-1, 7.43%, 08/01/2019 (b)                  1,775,735         1,779,109
  031-43178, 8.40%, 05/01/2030 (b)                  4,724,181         4,936,769
Reilly
  130, 7.43%, 08/25/2021 (b)                        1,796,338         1,796,338
                                                                   ------------
Total FHA Project Loan                                                9,398,309
                                                                   ------------

FNMA Multi Family - 19.97%
  Pool 387399, 5.46%, 08/01/2020                      301,177           318,394
  Pool 386380, 4.21%, 07/01/2013                    1,700,301         1,670,867
  Pool 386418, 4.35%, 08/01/2013                    2,429,019         2,406,679
  Pool 386925, 4.36%, 04/01/2014                    2,641,270         2,614,086
  Pool 387459, 4.48%, 06/01/2011                    1,171,533         1,166,123
  Pool 386084, 4.56%, 01/01/2012                      365,965           365,092
  Pool 386219, 4.60%, 06/01/2013                    2,910,423         2,926,870
  Pool 386947, 4.62%, 11/01/2014                    2,969,320         2,987,248
  Pool 386602, 4.66%, 10/01/2013                    2,929,819         2,956,600
  Pool 386432, 4.75%, 08/01/2013                    1,143,312         1,157,925
  Pool 387425, 4.76%, 06/01/2015                    5,986,970         6,080,804
  Pool 385815, 4.77%, 01/01/2013                    7,544,313         7,653,412
  Pool 386862, 4.78%, 05/01/2014                    1,966,089         1,994,831
  Pool 387286, 4.78%, 03/01/2015                    4,577,628         4,656,405
  Pool 387240, 4.79%, 03/01/2013                    1,690,834         1,717,487
  Pool 387159, 4.83%, 12/01/2014                    1,173,485         1,197,378
  Pool 387284, 4.84%, 03/01/2015                      994,477         1,012,958
  Pool 387273, 4.89%, 02/01/2015                    1,291,444         1,319,860
  Pool 387277, 4.89%, 02/01/2015                    1,390,786         1,421,387
  Pool 386968, 4.92%, 05/01/2014                    5,620,888         5,764,665
  Pool 386582, 4.93%, 10/01/2012                    1,485,670         1,519,835
  Pool 387202, 4.98%, 12/01/2014                    6,389,870         6,580,237
  Pool 387560, 4.98%, 09/01/2015 (b)                3,461,000         3,564,484
  Pool 387109, 5.02%, 09/01/2014                    1,980,545         2,043,932
  Pool 387517, 5.02%, 08/01/2020 (b)                2,000,000         2,046,000
  Pool 386980, 5.04%, 06/01/2014                    1,281,052         1,323,047
  Pool 385986, 5.06%, 03/01/2021                    1,477,347         1,497,189
  Pool 386106, 5.10%, 10/01/2018                      263,255           259,160
  Pool 387433, 5.11%, 06/01/2023                      998,008         1,024,674
  Pool 387289, 5.12%, 07/01/2029                    3,706,343         3,798,060
  Pool 386104, 5.185%, 04/01/2021                     385,630           392,404
  Pool 387215, 5.19%, 01/01/2023                      775,333           790,076
  Pool 387216, 5.19%, 01/01/2023                      605,266           615,561
  Pool 387438, 5.19%, 06/01/2020                      498,998           518,427
  Pool 387446, 5.22%, 06/01/2020                    4,021,246         4,187,190
  Pool 385993, 5.23%, 04/01/2021                    3,891,682         3,974,528
  Pool 386892, 5.23%, 04/01/2022                      569,892           591,437
  Pool 387452, 5.25%, 06/01/2035                    1,996,121         2,005,131
  Pool 387349, 5.31%, 04/01/2020                    2,290,790         2,414,151
  Pool 387312, 5.33%, 04/01/2035                    2,988,258         3,011,432
  Pool 386613, 5.39%, 10/01/2021                    2,163,568         2,312,885
  Pool 387158, 5.48%, 11/01/2022                    3,041,826         3,229,623
  Pool 386686, 5.52%, 12/01/2021                      980,673         1,062,388
  Pool 386730, 5.56%, 01/01/2022                    3,338,205         3,509,361
  Pool 386969, 5.70%, 05/01/2009 (b)                  601,813           612,044
  Pool 386991, 5.86%, 06/01/2022                      247,228           268,926
  Pool 386464, 5.88%, 08/01/2021                    2,844,848         3,090,722
  Pool 387005, 5.95%, 06/01/2022                      747,817           821,357
  Pool 387046, 6.11%, 10/01/2022                      651,831           712,638
  Pool 385327, 6.16%, 08/01/2017                      484,223           523,477
  Pool 384215, 6.20%, 09/01/2016                    1,146,143         1,206,556
  Pool 380556, 6.315%, 08/01/2011                   1,821,954         1,956,374
  Pool 383486, 6.33%, 04/01/2019                      620,469           685,092
  Pool 384990, 6.57%, 04/01/2020                      193,560           215,072
  Pool 384201, 6.58%, 11/01/2026                      803,981           918,855
  Pool 380240, 6.59%, 05/01/2016                    1,042,439         1,092,698
  Pool 384719, 6.59%, 02/01/2017                    1,452,517         1,652,524
  Pool 383604, 6.645%, 05/01/2016                     666,066           747,524
  Pool 383145, 6.85%, 02/01/2019                    2,046,154         2,328,046
  Pool 385051, 6.89%, 05/01/2020                    2,332,457         2,691,991
  Pool 385052, 6.89%, 05/01/2020                      745,264           860,294
  Pool 386046, 7.22%, 04/01/2021                    2,840,773         3,373,430
                                                                   ------------
Total FNMA Multi Family                                             127,417,903
                                                                   ------------

FNMA Single Family - 13.96%
  Pool 670266, 5.00%, 01/01/2018                      636,611           641,767
  Pool 702422, 5.00%, 06/01/2033                      431,796           430,082
  Pool 736982, 5.00%, 09/01/2033                    1,477,900         1,472,033
  Pool 755547, 5.00%, 10/01/2033                    1,446,982         1,441,238
  Pool 776854, 5.00%, 11/01/2034                    1,035,738         1,030,110
  Pool 779566, 5.00%, 05/01/2034                    1,862,775         1,852,653
  Pool 783885, 5.00%, 12/01/2034                    1,167,874         1,161,528
  Pool 786518, 5.00%, 05/01/2034                    1,314,937         1,307,792
  Pool 808194, 5.00%, 03/01/2035                    1,359,142         1,350,498
  Pool 809308, 5.00%, 01/01/2035                    1,408,380         1,400,726
  Pool 832752, 5.00%, 08/01/2035                    1,273,136         1,265,039
  Pool 674879, 5.50%, 01/01/2033                      214,461           216,916
  Pool 677877, 5.50%, 11/01/2032                      365,275           369,456
  Pool 696281, 5.50%, 02/01/2033                      206,046           208,404
  Pool 720036, 5.50%, 07/01/2033                      704,065           711,957
  Pool 736983, 5.50%, 10/01/2033                      965,840           976,667
  Pool 776709, 5.50%, 05/01/2034                      990,512         1,001,048
  Pool 779567, 5.50%, 05/01/2034                    1,065,414         1,076,745
  Pool 783867, 5.50%, 09/01/2034                    1,470,815         1,486,459
  Pool 783869, 5.50%, 11/01/2034                    3,167,191         3,200,878

  Pool 783891, 5.50%, 12/01/2034                    4,321,880         4,367,848
  Pool 783927, 5.50%, 10/01/2034                    3,352,224         3,387,878
  Pool 796896, 5.50%, 10/01/2034                    2,416,609         2,442,312
  Pool 808195, 5.50%, 02/01/2035                    1,033,579         1,044,572
  Pool 808202, 5.50%, 01/01/2035                    2,974,041         3,005,673
  Pool 808212, 5.50%, 02/01/2035                    1,557,932         1,574,503
  Pool 809305, 5.50%, 01/01/2035                    1,246,997         1,260,260
  Pool 809306, 5.50%, 01/01/2035                      943,902           953,941
  Pool 809307, 5.50%, 01/01/2035                    2,942,673         2,973,972
  Pool 809309, 5.50%, 01/01/2035                    2,988,531         3,020,317
  Pool 814622, 5.50%, 02/01/2035                    3,837,762         3,878,608
  Pool 815003, 5.50%, 03/01/2035                    1,936,917         1,957,532
  Pool 833181, 5.50%, 09/01/2035                    1,029,000         1,039,290
  Pool 614014, 6.00%, 11/01/2031                      436,312           447,318
  Pool 614022, 6.00%, 11/01/2031                       92,897            95,240
  Pool 624093, 6.00%, 02/01/2032                      353,958           362,886
  Pool 624108, 6.00%, 03/01/2032                      451,237           462,315
  Pool 783736, 6.00%, 07/01/2034                    1,260,652         1,290,596
  Pool 783866, 6.00%, 09/01/2034                    3,063,191         3,135,950
  Pool 783870, 6.00%, 11/01/2034                    1,135,332         1,162,300
  Pool 783925, 6.00%, 10/01/2034                    1,016,516         1,040,661
  Pool 786519, 6.00%, 07/01/2034                    2,532,989         2,593,155
  Pool 794353, 6.00%, 08/01/2034                    1,489,037         1,524,407
  Pool 796897, 6.00%, 09/01/2034                      995,016         1,018,651
  Pool 809310, 6.00%, 01/01/2035                    1,107,588         1,133,897
  Pool 826613, 6.00%, 07/01/2035                   12,569,699        12,868,456
  Pool 833960, 6.00%, 07/01/2035                    7,409,806         7,585,922
  Pool 601826, 6.50%, 09/01/2031                      239,223           247,904
  Pool 624109, 6.50%, 03/01/2032                      367,717           380,823
  Pool 641885, 6.50%, 03/01/2032                      184,608           191,188
                                                                   ------------
Total FNMA Single Family                                             89,050,371
                                                                   ------------

GNMA Multi Family - 16.11%
  Pool 638382, 5.22%, 07/01/2035 (b)                1,194,600         1,272,846
  Pool 2004-103 A, 3.878%, 12/16/2019                 728,187           717,704
  Pool 2005-59 A, 4.388%, 05/16/2023 (b)            4,549,579         4,545,484
  Pool 2005-10 C, 4.667%, 08/16/2029                1,000,000           998,840
  Pool 2005-34 B, 4.739%, 05/16/2021                5,800,000         5,827,231
  Pool 2005-59 B, 4.816%, 10/16/2029 (b)           24,700,000        24,947,000
  Pool 631787, 4.99%, 06/15/2006 (b)                5,390,000         5,453,602
  Pool 626425, 5.17%, 06/15/2009 (b)                3,150,000         3,184,020
  Pool 634273, 5.25%, 12/15/2045 (b)                2,667,500         2,721,117
  Pool 634275, 5.25%, 12/15/2025 (b)                1,130,800         1,152,398
  Pool TBA, 5.33%, 09/01/2035 (b)                     972,600         1,036,597
  Pool TBA, 5.35%, 10/01/2035 (b)                   2,085,000         2,222,193
  Pool 450822, 5.45%, 05/15/2045 (b)                3,086,825         3,287,778
  Pool 610153, 5.45%, 07/15/2033                      114,852           118,918
  Pool 636349, 5.45%, 10/15/2007 (b)                2,388,600         2,498,953
  Pool TBA, 5.47%, 10/01/2035 (b)                   3,744,800         3,984,842
  Pool 621045, 5.50%, 11/15/2008 (b)                3,475,400         3,593,216
  Pool 593486, 5.545%, 12/15/2045 (b)               3,557,000         3,702,126
  Pool 593488, 5.545%, 12/15/2028 (b)               1,529,200         1,590,521
  Pool 629317, 5.55%, 04/15/2007 (b)                4,440,000         4,654,452
  Pool 618940, 5.60%, 09/15/2033                      755,313           778,024
  Pool 629835, 5.65%, 05/15/2034                      527,938           558,794
  Pool 638907, 5.875%, 01/15/2007 (b)               1,362,100         1,450,364
  Pool TBA, 5.88%, 09/01/2035 (b)                   1,457,300         1,587,728
  Pool 593482, 6.00%, 06/15/2045                      851,400           909,966
  Pool 593484, 6.00%, 06/15/2025                      514,100           549,464
  Pool 637911, 6.00%, 07/01/2035 (b)                  461,761           513,248
  Pool 629305, 6.15%, 08/15/2009 (b)                6,676,000         7,244,128
  Pool 572704, 6.35%, 01/15/2032                      822,273           887,141
  Pool 592451, 6.64%, 06/15/2006                    3,007,374         3,007,374
  Pool 536576, 6.75%, 09/15/2036                    1,600,334         1,759,260
  Pool 544414, 6.82%, 04/15/2042                      676,985           759,441
  Pool 583872, 7.00%, 05/15/2032                      831,912           935,596
  Pool 586120, 7.00%, 09/15/2032                      780,834           882,458
  Pool 591458, 7.00%, 07/15/2031                      749,182           844,207
  Pool 569132, 7.07%, 01/15/2035                      650,195           719,880
  Pool 583902, 7.25%, 07/15/2030                      456,763           512,100
  Pool 591450, 7.50%, 07/15/2032                      929,746         1,048,647
  Pool 465598, 7.745%, 10/15/2035                     271,391           298,159
                                                                   ------------
Total GNMA Multi Family                                             102,755,817
                                                                   ------------

GNMA Single Family - 0.05%
  Pool 582048, 6.50%, 01/15/2032                      171,551           179,023
  Pool 530199, 7.00%, 03/20/2031                       66,588            69,735
  Pool 547302, 7.50%, 02/20/2031                       85,560            90,618
                                                                   ------------
Total GNMA Single Family                                                339,376
                                                                   ------------

HUD - 0.02%
Housing Urban Development
  Series 97-A, 7.13%, 08/01/2017                      140,000           147,037
                                                                   ------------

SBA - 1.75%
Small Business Association
  Pool 507417, 0.00%, 09/01/2035 (b)                4,251,254         4,251,254
  Pool 507190, 3.50%, 03/25/2030                    2,766,394         2,739,012
  Pool 507253, 3.50%, 05/01/2035                    4,217,441         4,175,714
                                                                   ------------
Total SBA                                                            11,165,980
                                                                   ------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $422,851,131)                                              $427,208,334
                                                                   ------------

MUNICIPAL BONDS - 35.12%
Arizona - 0.12%
Phoenix Industrial Development Authority
  5.04%, 10/20/2016                                   750,000           755,280
                                                                   ------------

Arkansas - 0.10%
Arkansas Development Finance Authority
  3.45%, 10/01/2007                                   660,000           650,272
                                                                   ------------

California - 2.58%
California Housing Finance Agency
  2.41%, 02/01/2025 to 08/01/2036 (c)                 450,000           450,000
California Rural Home Mortgage Finance Authority
  6.15%, 12/01/2029                                 5,000,000         5,324,750
California Statewide Communities
Development Authority
  2.52%, 08/01/2039 (c)                               850,000           850,000
  4.50%, 01/01/2006                                    30,000            30,020
Los Angeles Community Redevelopment Agency
  3.57%, 12/01/2038 (c)                               250,000           250,000
  5.83%, 12/01/2017                                 3,200,000         3,465,664
Napa Community Redevelopment Agency
  5.60%, 09/01/2018                                   500,000           525,255
Sacramento County Housing Authority
  7.65%, 09/01/2015                                   925,000         1,012,080
San Diego Family Housing
  3.62%, 07/01/2035 (a)(c)                            600,000           600,000
San Diego Redevelopment Agency
  2.30%, 09/01/2005                                   180,000           180,000
  3.00%, 09/01/2006                                   185,000           183,052
  3.50%, 09/01/2007                                   185,000           182,382
  4.00%, 09/01/2008                                   195,000           193,376
  4.30%, 09/01/2009                                   200,000           198,770
  6.25%, 09/01/2013                                 1,240,000         1,374,577
San Mateo Redevelopment Agency
  4.25%, 08/01/2012                                   395,000           388,953
  4.375%, 08/01/2013                                  405,000           398,739
  4.50%, 08/01/2014 to 08/01/2015                     870,000           859,458
                                                                   ------------
Total California                                                     16,467,076
                                                                   ------------

Colorado - 0.29%
Colorado Housing & Finance Authority
  5.22%, 05/01/2036                                 1,500,000         1,516,905
  7.125%, 10/01/2012                                  320,000           335,056
                                                                   ------------
Total Colorado                                                        1,851,961
                                                                   ------------

Connecticut - 1.31%
Connecticut Housing Finance Authority
  2.17%, 11/15/2005                                   500,000           498,950
  2.43%, 11/15/2005                                   425,000           424,316
  3.03%, 11/15/2033 (c)                               500,000           500,000
  3.44%, 11/15/2008                                   110,000           107,844
  3.49%, 11/15/2007                                   455,000           449,126
  3.77%, 11/15/2009                                   100,000            98,585
  3.88%, 11/15/2008                                   465,000           461,945
  3.96%, 11/15/2010                                   100,000            99,116
  4.16%, 11/15/2011                                    50,000            49,808
  4.34%, 11/15/2012                                   560,000           559,283
  4.46%, 11/15/2009                                   475,000           480,040
  4.54%, 11/15/2010                                   475,000           481,109
  4.61%, 11/15/2011                                   510,000           517,655
  4.71%, 11/15/2013                                   540,000           549,887
  5.34%, 11/15/2018                                   182,000           191,211
  5.85%, 11/15/2022                                 2,570,000         2,778,530
Connecticut State Health & Educational
  Facility Authority
  6.125%, 07/01/2018                                   90,000            90,411
                                                                   ------------
Total Connecticut                                                     8,337,816
                                                                   ------------

Delaware - 0.10%
Delaware State Housing Authority
  4.00%, 07/01/2020                                   630,000           632,457
                                                                   ------------

District of Columbia - 0.02%
District of Columbia
  2.49%, 11/01/2025 (c)                               100,000           100,000
                                                                   ------------

Florida - 1.70%
Broward County Housing Finance Authority
  5.00%, 11/01/2008                                   440,000           444,572
Florida Housing Finance Corp.
  6.85%, 04/01/2021                                   355,000           389,293
  7.875%, 07/01/2015                                  490,000           533,066
Miami Beach
  4.67%, 12/01/2011                                 3,000,000         3,030,510
Miami-Dade County Housing Finance Authority
  3.80%, 09/01/2012                                   200,000           197,084
  4.00%, 06/01/2016                                 1,560,000         1,497,803
  4.625%, 11/01/2014                                  315,000           316,405
  6.60%, 08/01/2016                                   440,000           471,860
  7.15%, 01/01/2019                                   285,000           318,154
Miami-Dade County Industrial
  Development Authority
  2.36%, 05/01/2028 (c)                             3,120,000         3,120,000
Palm Beach County Housing Finance
  Authority Housing Revenue
  4.50%, 12/01/2015                                   500,000           505,680
                                                                   ------------
Total Florida                                                        10,824,427
                                                                   ------------

Georgia - 0.36%
Fulton County Housing Authority
  6.30%, 10/15/2014                                   590,000           629,518
Georgia St Housing & Finance Authority
  4.55%, 06/01/2020                                 1,145,000         1,160,973
  4.875%, 12/01/2024                                  500,000           511,575
                                                                   ------------
Total Georgia                                                         2,302,066
                                                                   ------------

Idaho - 0.02%
Idaho Housing & Finance Association
  1.60%, 07/01/2006                                   100,000            98,184
                                                                   ------------

Illinois - 1.52%
City of Chicago
  2.66%, 03/01/2033 (c)                               500,000           500,000
Illinois Housing Development Authority
  1.45%, 08/01/2006                                   390,000           381,798
  1.75%, 08/01/2007                                   455,000           438,561
  2.42%, 08/01/2035 (c)                             1,000,000         1,000,000
  2.51%, 05/01/2027 (c)                               500,000           500,000
  2.55%, 08/01/2034 (c)                               250,000           250,000
  4.55%, 12/01/2009                                 2,575,000         2,604,432
  5.50%, 12/01/2014                                 2,000,000         2,089,240
  6.21%, 06/01/2026                                 1,320,000         1,434,734
  7.82%, 06/01/2022                                   160,000           164,037
  8.28%, 09/01/2006                                    15,000            15,250
Upper Illinois River Valley
Development Authority
  7.85%, 02/01/2007                                   300,000           308,757
                                                                   ------------
Total Illinois                                                        9,686,809
                                                                   ------------

Indiana - 0.98%
City of Elkhart
  6.60%, 05/20/2014                                   465,000           509,389
Indiana Housing Finance Authority
  2.20%, 07/01/2007                                   330,000           321,951
  2.30%, 07/01/2035                                 1,500,000         1,497,075
  7.34%, 07/01/2030                                 3,570,000         3,899,261
                                                                   ------------
Total Indiana                                                         6,227,676
                                                                   ------------

Iowa - 0.14%
Iowa Finance Authority
  6.55%, 12/01/2015                                   805,000           871,517
                                                                   ------------

Kentucky - 0.87%
Kentucky Housing Corp.
  4.66%, 01/01/2013                                   875,000           885,106
  4.69%, 07/01/2013                                 1,180,000         1,194,408
  4.73%, 01/01/2014                                 1,185,000         1,200,227
  4.74%, 07/01/2014                                   885,000           896,939
  4.78%, 01/01/2015                                 1,125,000         1,140,851
  5.45%, 07/01/2021                                   100,000           104,395
  5.75%, 01/01/2012                                   150,000           156,122
                                                                   ------------
Total Kentucky                                                        5,578,048
                                                                   ------------

Louisana - 0.06%
Caddo Parish Industrial Development Board, Inc.
  3.89%, 07/01/2024 (c)                               400,000           400,000
                                                                   ------------

Louisiana - 0.04%
Louisiana Housing Finance Agency
  5.04%, 06/01/2033                                   250,000           254,685
                                                                   ------------

Maryland - 1.55%
Maryland Community Development
Administration Department of Housing &
Community Development
  2.50%, 09/01/2035 (c)                             3,000,000         3,000,000
  3.45%, 05/15/2036 (c)                             6,900,000         6,900,000
                                                                   ------------
Total Maryland                                                        9,900,000
                                                                   ------------

Massachusetts - 0.96%
Massachusetts Development Finance Agency
  4.85%, 09/01/2013                                    25,000            25,943
  5.84%, 12/01/2036                                 1,000,000         1,037,990
Massachusetts Housing Finance Agency
  5.27%, 12/01/2013                                 1,295,000         1,332,218
  5.50%, 07/01/2013                                   370,000           393,462
  5.54%, 12/01/2025                                 3,210,000         3,315,160
                                                                   ------------
Total Massachusetts                                                   6,104,773
                                                                   ------------

Michigan - 0.31%
Michigan State Housing Development Authority
  2.64%, 06/01/2034 (c)                             2,000,000         2,000,000
                                                                   ------------

Minnesota - 0.22%
St Paul Housing & Redevelopment Authority
  4.62%, 09/01/2009                                   250,000           251,452
  5.14%, 09/01/2013                                 1,150,000         1,174,909
                                                                   ------------
Total Minnesota                                                       1,426,361
                                                                   ------------

Missouri - 0.18%
Missouri Housing Development Commission
  4.00%, 09/01/2023                                   650,000           694,642
  4.15%, 09/25/2025                                   451,141           453,902
  6.00%, 03/01/2032                                    25,000            26,867
  6.67%, 03/01/2029                                     5,000             5,185
                                                                   ------------
Total Missouri                                                        1,180,596
                                                                   ------------

Nevada - 1.03%
City of Las Vegas
  2.54%, 04/01/2030 (c)                               500,000           500,000
Nevada Housing Division
  2.55%, 04/01/2031 to 10/01/2035 (c)               1,495,000         1,495,000
  3.55%, 10/15/2035 (c)                               800,000           800,000
  3.83%, 10/01/2013                                 2,005,000         1,988,679
  4.00%, 04/01/2007                                   200,000           198,674
  5.11%, 04/01/2017                                   235,000           239,122
  5.41%, 10/01/2014                                 1,065,000         1,106,780
  5.70%, 10/01/2006                                   250,000           250,613
                                                                   ------------
Total Nevada                                                          6,578,868
                                                                   ------------

New Jersey - 2.65%
Camden County Improvement Authority
  3.58%, 07/01/2029 (c)                               425,000           425,000
City of Elizabeth
  7.00%, 08/01/2010                                   115,000           115,505
  7.18%, 08/01/2013                                   125,000           125,559
New Jersey St Housing & Mortgage
Finance Agency
  1.75%, 11/01/2005                                   210,000           209,502
  2.45%, 11/01/2047 (c)                             5,000,000         5,000,000
  2.50%, 11/01/2034 (c)                             1,150,000         1,150,000
  2.52%, 11/01/2039 (c)                             1,450,000         1,450,000
  2.65%, 10/01/2023 (c)                               500,000           500,000
  2.72%, 05/01/2035 (c)                             3,650,000         3,650,000
  8.07%, 05/01/2016                                 1,260,000         1,307,640
Union County Improvement Authority
  4.00%, 09/15/2008                                 3,000,000         2,983,080
                                                                   ------------
Total New Jersey                                                     16,916,286
                                                                   ------------

New Mexico - 0.43%
New Mexico Mortgage Finance Authority
  4.16%, 03/01/2009                                   130,000           129,333
  4.625%, 03/01/2013                                  500,000           505,675
  7.58%, 09/01/2027                                 1,950,000         2,082,990
                                                                   ------------
Total New Mexico                                                      2,717,998
                                                                   ------------

New York - 0.56%
City of Binghamton
  7.00%, 08/01/2010                                    90,000            91,151
  7.18%, 08/01/2013                                   140,000           141,873
New York City Housing Development Corp.
  2.40%, 12/15/2037 (c)                             1,000,000         1,000,000
  4.25%, 11/01/2009                                 1,050,000         1,046,787
  4.43%, 11/01/2010                                 1,120,000         1,121,478
New York State Housing Finance Agency
  8.11%, 11/15/2038                                   170,000           182,526
                                                                   ------------
Total New York                                                        3,583,815
                                                                   ------------

North Carolina - 0.02%
North Carolina Housing Finance Agency
  4.90%, 01/01/2024                                   145,000           145,396
                                                                   ------------

Ohio - 0.44%
City of Cleveland
  2.48%, 11/01/2005                                   500,000           498,950
County of Cuyahoga
  4.25%, 06/01/2011                                   870,000           864,267
  5.10%, 06/01/2018                                   730,000           742,709
Ohio Housing Finance Agency
  2.46%, 09/01/2033 to 09/01/2035 (c)                 685,000           685,000
                                                                   ------------
Total Ohio                                                            2,790,926
                                                                   ------------

Oregon - 0.36%
City of Portland
  3.64%, 12/15/2024 (c)                               600,000           600,000
  4.10%, 06/01/2008                                   360,000           358,693
  4.30%, 06/01/2011 to 06/01/2012                     705,000           696,852
  4.35%, 06/01/2013                                   320,000           314,618
  4.45%, 06/01/2014                                   300,000           295,503
                                                                   ------------
Total Oregon                                                          2,265,666
                                                                   ------------

Pennsylvania - 1.07%
Pennsylvania Housing Finance Agency
  2.35%, 07/01/2020 (c)                               900,000           900,000
  2.39%, 04/01/2035 (c)                             1,000,000         1,000,000
  2.50%, 07/01/2020 (c)                             2,300,000         2,300,000
  2.85%, 04/01/2034 (c)                             1,000,000         1,000,000
Quakertown General Authority
  6.05%, 07/20/2017                                   785,000           863,202
York County Industrial Development Authority
  6.70%, 10/01/2012                                   700,000           756,903
                                                                   ------------
Total Pennsylvania                                                    6,820,105
                                                                   ------------

South Dakota - 0.24%
South Dakota Housing Development Authority
  2.48%, 05/01/2032 (c)                             1,550,000         1,550,000
                                                                   ------------

Tennessee - 0.04%
Tennessee Housing Development Agency
  2.80%, 01/01/2007                                   250,000           248,880
                                                                   ------------

Texas - 4.37%
Bexar County Housing Finance Corp.
  5.50%, 02/20/2009                                   240,000           244,080
Hidalgo Willacy Housing Finance Corp.
  2.53%, 01/01/2039 (a)(c)                          3,600,000         3,600,000
Tarrant County Housing Finance Corp.
  4.50%, 12/01/2005                                    70,000            70,089
Texas Department of Housing & Community Affairs
  3.61%, 07/01/2022 (c)                             2,100,000         2,100,000
  7.01%, 09/01/2026                                 8,455,000         9,274,459
Texas Public Finance Authority
  2.125%, 12/15/2005                                5,775,000         5,751,553
  2.625%, 06/15/2006                                5,000,000         4,944,150
  2.875%, 12/15/2006                                  700,000           689,430
  3.125%, 06/15/2007                                1,225,000         1,203,673
                                                                   ------------
Total Texas                                                          27,877,434
                                                                   ------------

Utah - 3.60%
Utah Housing Corp.
  3.36%, 07/01/2014                                 2,795,000         2,799,137
  3.39%, 07/01/2014                                 1,960,000         1,968,585
  3.48%, 07/01/2014                                 1,940,000         1,991,914
  3.52%, 07/01/2014                                 1,785,000         1,802,225
  4.04%, 07/01/2015                                 3,150,000         3,167,262
  4.55%, 07/01/2015                                 1,600,000         1,648,960
  4.78%, 07/01/2015                                 2,000,000         2,015,940
  4.87%, 07/20/2014                                   170,000           175,935
  5.26%, 07/20/2018                                   710,000           746,750
  6.10%, 07/20/2028                                 4,250,000         4,688,812
  6.21%, 07/20/2018                                 1,060,000         1,154,298
  6.25%, 07/20/2018                                   770,000           825,763
                                                                   ------------
Total Utah                                                           22,985,581
                                                                   ------------

Virginia - 5.62%
Virginia Housing Development Authority
  4.40%, 09/01/2012                                 2,850,000         2,839,825
  4.82%, 03/01/2016                                 1,280,000         1,283,981
  5.00%, 12/25/2032                                 4,012,139         3,982,048
  5.07%, 03/01/2023                                 3,880,000         3,948,249
  5.35%, 12/01/2019                                 4,845,000         5,000,864
  5.50%, 12/01/2020 to 06/25/2034                  14,447,757        14,613,591
  6.00%, 05/01/2013                                 1,000,000         1,069,970
  6.50%, 06/25/2032                                 2,484,287         2,565,803
  6.75%, 03/01/2010                                   500,000           547,360
                                                                   ------------
Total Virginia                                                       35,851,691
                                                                   ------------

Washington - 1.26%
State of Washington
  3.40%, 07/01/2007                                 1,000,000           986,950
  4.40%, 07/01/2009                                 2,000,000         2,015,980
Washington State Housing Finance Commission
  3.58%, 06/15/2037 (c)                             1,625,000         1,625,000
  3.61%, 09/15/2037 (c)                               700,000           700,000
  6.03%, 01/01/2020                                   760,000           826,196
  6.70%, 07/15/2018                                 1,755,000         1,908,194
                                                                   ------------
Total Washington                                                      8,062,320
                                                                   ------------

TOTAL MUNICIPAL BONDS (Cost $220,592,661)                          $224,044,970
                                                                   ------------

                                                     Shares           Value
                                                  -----------      ------------
MISCELLANEOUS INVESTMENTS - 2.40%
Miscellaneous Investment - 2.40%
Asset Management Fund Shares Ultra Short Portfolio    587,891         5,743,699
Community Reinvestment Revenue Notes,
  2.77%, 07/01/2010 (a)(b)                            662,186           654,968
CRF Affordable Housing, 5.5%, 04/25/2035 (a)        8,715,357         8,908,228
                                                                   ------------
                                                                     15,306,895
                                                                   ------------
TOTAL MISCELLANEOUS INVESTMENTS
  (Cost $15,290,674)                                               $ 15,306,895
                                                                   ------------

                                                   Principal
                                                     Amount            Value
                                                  -----------      ------------
SHORT TERM INVESTMENTS - 2.71%
Certificate of Deposit - 0.05%
Louisville Community Development
  1.75%, 11/22/2005                               $   100,000      $    100,000
Native American Bank
  2.90%, 09/27/2005                                   100,000           100,000
Self Help Credit Union
  3.85%, 07/04/2006                                   100,000           100,000
                                                                   ------------
                                                                        300,000
                                                                   ------------

                                                     Shares            Value
                                                  -----------      ------------
Money Market Funds - 2.66%
Evergreen Institutional Money Market Fund         $17,018,141      $ 17,018,141
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS (Cost $17,318,141)                    $ 17,318,141
                                                                   ------------

Total Investments  (Cost $676,052,607) - 107.19%                   $683,878,340
Liabilities in Excess of Other Assets, Net (7.19)%                  (45,876,811)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $638,001,529
                                                                   ============

                       Schedule of Securities Sold Short

                                                     Amount            Value
                                                  -----------      ------------
REPURCHASE AGREEMENTS - 1.12%
Repurchase Agreement dated 09/07/2005 at 3.66%    $ 7,175,450      $  7,175,450
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS (Proceeds $7,175,450)                  $  7,175,450
                                                                   ------------
Total Securities Sold Short (Proceeds $7,175,450)                  $  7,175,450
                                                                   ============

Footnotes

The following information for the Funds is presented on an income tax basis as of August 31,2005:

Community Reinvestment Act Qualified Investment Fund

       Cost of         Gross Unrealized   Gross Unrealized     Net Unrealized
    Investments          Appreciation       Depreciation         Gain/(Loss)
   --------------      ----------------   ----------------     --------------
    668,877,157           9,561,052          (1,735,319)         7,825,733

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At August 31, 2005, these securities amounted to $13,763,196 which represents 2.16% of total net assets.

(b) Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at August 31, 2005 is $101,169,672 which represents 15.86% of total net assets.

(c) Variable rate securities, the coupon rate shown is the effective interest rate as of September 30, 2005.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30A-3(c) under The Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days prior to the filing date of the report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-(a)) were filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Community Reinvestment Act Qualified Investment Fund


By /s/ David K. Downes
   -----------------------------------------
       David K. Downes, President/Principal Executive Officer

Date:  October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ David K. Downes
   -----------------------------------------
       David K. Downes, President/Principal Executive Officer

Date: October 28, 2005


By /s/ Paul L. Giorgio
   -----------------------------------------
       Paul L. Giorgio, Treasurer/Principal Financial Officer

Date: October 28, 2005